8. Equipment Notes Payable (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
2017		$ 2,497,114
2018	$ 3,960,335	2,921,052
2019	8,388,094	$ 6,381,629
Equipment Notes Payable [Member]
2017	39,044
2018	40,897
2019	42,841
2020	44,878
2021	20,203
2022	4,363
Total principle payments due on convertible notes payable	$ 192,226